CURRENT/NON-CURRENT DISTINCTION (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and due from banks	$ 36,674,869	$ 35,945,335	$ 70,551,283
Cash	12,792,522	11,913,814
Argentine Central Bank	19,623,684	21,683,569
Other local financial institutions	4,106,336	2,307,232
Others	152,327	40,720
Debt Securities at fair value through profit or loss	9,871,903	773,961	31,649,050
Derivatives	143,944	350,680
Reverse Repo Transactions	22,354,735
Other financial assets	4,285,221	2,854,686
Loans and other financing	105,395,186	119,817,347
To the non-financial public sector	23,530	39,307
To the financial sector	12,062	87,841
To the Non-Financial Private Sector and Foreign residents	105,359,594	119,690,199
Other debt securities	40,859,975	14,238,340
Financial assets pledged as collateral	4,904,935	7,261,336
Current income tax assets		139,487
Inventories	70,964	60,521
Investments in equity instruments	116,328	19,848
Property, plant and equipment	7,103,638	5,448,454
Investment Property	5,997,945	5,520,143
Intangible assets	6,782,538	5,919,425
Deferred income tax assets	3,315,885	2,275,175
Other non-financial assets	1,352,880	1,795,477
Total Assets	249,230,946	202,420,215
LIABILITIES
Deposits	178,641,594	121,176,255
Non-financial public sector	7,911,255	7,447,131
Financial sector	57,416	38,253
Non-financial private sector and foreign residents	170,672,923	113,690,871
Liabilities at fair value through profit or loss	2,002,005	258,060
Derivatives	1,995
Repo transactions		435,401
Other financial liabilities	7,528,889	12,409,984
Financing received from the Argentine Central Bank and other financial institutions	5,852,292	12,276,610
Unsubordinated debt securities	4,226,748	8,286,163
Current income tax liability	1,288,267
Subordinated negotiable obligations	1,140,469	2,886,028
Provisions	681,092	921,696	$ 182,024
Deferred income tax liability	42,005	689,268
Other non-financial liabilities	12,146,102	11,175,664
TOTAL LIABILITIES	213,551,458	170,515,129
Up to 1 year [member]
ASSETS
Cash and due from banks	36,674,869	35,945,335
Cash	12,792,522	11,913,814
Argentine Central Bank	19,623,684	21,683,569
Other local financial institutions	4,106,336	2,307,232
Others	152,327	40,720
Debt Securities at fair value through profit or loss	9,871,903	773,961
Derivatives	143,944	350,680
Reverse Repo Transactions	22,354,735
Other financial assets	4,285,221	2,854,686
Loans and other financing	75,152,213	84,171,764
To the non-financial public sector	12,632	9,557
To the financial sector	12,062	44,746
To the Non-Financial Private Sector and Foreign residents	75,127,519	84,117,461
Other debt securities	28,836,567	13,759,182
Financial assets pledged as collateral	4,904,935	7,261,336
Current income tax assets		139,487
Inventories	70,964	60,521
Investments in equity instruments	19,954
Deferred income tax assets	451,540	211,921
Other non-financial assets	717,343	1,027,614
Total Assets	183,484,188	146,556,487
LIABILITIES
Deposits	178,641,218	121,174,622
Non-financial public sector	7,911,255	7,447,131
Financial sector	57,416	38,253
Non-financial private sector and foreign residents	170,672,547	113,689,238
Liabilities at fair value through profit or loss	2,002,005	258,060
Derivatives	1,995	0
Repo transactions		435,401
Other financial liabilities	6,814,747	11,646,963
Financing received from the Argentine Central Bank and other financial institutions	5,522,424	11,827,975
Unsubordinated debt securities	3,155,866	5,830,502
Current income tax liability	1,288,267
Subordinated negotiable obligations	1,140,469	1,790,228
Provisions	42,181	29,570
Deferred income tax liability	42,005	689,268
Other non-financial liabilities	10,325,372	8,886,616
TOTAL LIABILITIES	208,976,549	162,569,205
Later than one year [member]
ASSETS
Loans and other financing	30,242,973	35,645,583
To the non-financial public sector	10,898	29,750
To the financial sector	0	43,095
To the Non-Financial Private Sector and Foreign residents	30,232,075	35,572,738
Other debt securities	12,023,408	479,158
Investments in equity instruments	96,374	19,848
Property, plant and equipment	7,103,638	5,448,454
Investment Property	5,997,945	5,520,143
Intangible assets	6,782,538	5,919,425
Deferred income tax assets	2,864,345	2,063,254
Other non-financial assets	635,537	767,863
Total Assets	65,746,758	55,863,728
LIABILITIES
Deposits	376	1,633
Non-financial private sector and foreign residents	376	1,633
Other financial liabilities	714,142	763,021
Financing received from the Argentine Central Bank and other financial institutions	329,868	448,635
Unsubordinated debt securities	1,070,882	2,455,661
Subordinated negotiable obligations		1,095,800
Provisions	638,911	892,126
Other non-financial liabilities	1,820,730	2,289,048
TOTAL LIABILITIES	$ 4,574,909	$ 7,945,924